Dear Variable Annuity Owner:

The U.S. stock market provided yet another year of strong returns in 1998. Many of the established international stock markets also provided very attractive returns. International developing markets struggled, however, led by problems in Asia that spread to other developing countries worldwide. The U.S. bond market was relatively stable, and provided returns that reflected continued relatively low interest rates. These results are reflected in the very attractive 1998 returns of the subaccounts of MEMBERS(R) Variable Annuity shown in the table below:

                                                       Percent increase
                                                      in Unit Value from
Subaccount                                        12/31/97 through 12/31/98
-------------------------------------------------------------------------------
   Capital Appreciation Stock                                  19.25%
   Growth and Income Stock                                     16.37%
   Balanced                                                    11.85%
   Bond                                                         4.75%
   Money Market                                                 3.63%
   International Stock                                         14.27%
-------------------------------------------------------------------------------
   World Governments                                            6.47%
   Emerging Growth                                             32.34%
   High Income                                                 -1.09%
   Developing Markets                                         -22.14%

The CUNA Mutual Life Variable Annuity Account is divided into subaccounts that each invest in an underlying mutual fund. The results shown above reflect the deduction of the separate account level charges. As a result, returns at the subaccount level shown above are slightly lower than at the mutual fund level.

This booklet contains the annual reports for the various components of MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

   Statements of Assets and Liabilities ............................ page  2
   Statements of Operations ........................................ page  4
   Statements of Changes in Net Assets ............................. page  5
   Notes to the Financial Statements ............................... page  7
   Independent Auditors' Report .................................... page 13

The remaining sections of this booklet contain the annual reports for the mutual funds:
(1) the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund;
(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) World Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM,
(4) the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds; and
(5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

Thanks to the strong performance of the markets and more importantly your continued confidence in MEMBERS(R) Variable Annuity, the net assets in the CUNA Mutual Life Variable Annuity Account increased from $784 million on 12/31/97 to over $1.2 billion on 12/31/98. We look forward to serving your long term asset accumulation needs in the coming years. Thank you for giving us the opportunity to do so.

Sincerely,


/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                       Statements of Assets and Liabilities
                                                 December 31, 1998

                                       Capital
                                     Appreciation         Growth and                                                   Money
                                        Stock            Income Stock         Balanced              Bond               Market
Assets:                               Subaccount          Subaccount         Subaccount          Subaccount          Subaccount
Investments in Ultra Series Fund:
   (note 2)
Capital Appreciation Stock Fund,
   9,258,593 shares at net asset
   value of $22.19 per share
   (cost $146,304,839)               $205,418,385        $         --       $         --         $        --         $        --

Growth and Income Stock Fund,
   14,073,353 shares at net asset
   value of $30.56 per share
   (cost $331,744,234)                         --         430,068,433                 --                  --                  --

Balanced Fund,
   15,873,410 shares at net asset
   value of $18.74 per share
   (cost $257,278,953)                         --                  --        297,390,115                  --                  --

Bond Fund,
   5,511,208 shares at net asset
   value of $10.57 per share
   (cost $58,128,183)                          --                  --                 --          58,249,050                  --

Money Market Fund,
   26,751,190 shares at net asset
   value of $1.00 per share
   (cost $26,751,190)                          --                  --                 --                  --          26,751,190
                                       ----------          ----------         ----------          ----------          ----------
     Total assets                     205,418,385         430,068,433        297,390,115          58,249,050          26,751,190
                                       ----------          ----------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         68,432             145,737            100,443              19,780               8,861
Other accrued expenses                      8,212              17,489             12,053               2,374               1,063
                                       ----------          ----------         ----------          ----------          ----------
     Total liabilities                     76,644             163,226            112,496              22,154               9,924
                                       ----------          ----------         ----------          ----------          ----------
     Net assets                      $205,341,741        $429,905,207       $297,277,619         $58,226,896         $26,741,266
                                       ==========          ==========         ==========          ==========          ==========
Contract owners' equity:

Contracts in accumulation period      205,299,594         429,644,902        297,167,271          58,226,896          26,731,870
Contracts in annuity payment period
   (note 2)                                42,147             260,305            110,348                  --               9,396
                                       ----------          ----------         ----------          ----------          ----------
     Total contract owners' equity    205,341,741         429,905,207        297,277,619          58,226,896          26,741,266
                                       ==========          ==========         ==========          ==========          ==========
     Total units outstanding
       (note 5 and note 6)              8,586,442          18,555,957         17,694,943           4,554,265           2,280,739
                                       ==========          ==========         ==========          ==========          ==========
     Net asset value per unit              $23.91              $23.17             $16.80              $12.79              $11.72
                                       ==========          ==========         ==========          ==========          ==========

See accompanying notes to financial statements.

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                       Statements of Assets and Liabilities
                                                 December 31, 1998

                                     International           World            Emerging               High            Developing
                                         Stock            Governments          Growth               Income             Markets
Assets:                               Subaccount          Subaccount         Subaccount           Subaccount         Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   4,920,487 shares at net asset
   value of $14.52 per share
   (cost $60,938,563)                 $71,445,469        $         --       $         --        $         --         $        --

Investments in MFS(R) Variable
 Insurance TrustSM:
   World Governments Series,
   1,216,850 shares at net asset
   value of $10.88 per share
   (cost $12,522,965)                          --          13,239,325                 --                  --                  --

Investments in MFS(R) Variable
 Insurance TrustSM:
   Emerging Growth Series,
   3,806,507 shares at net asset
   value of $21.47 per share
   (cost $57,686,856)                          --                  --         81,725,702                  --                  --

Investments in Oppenheimer
 Variable Account Funds:
   High Income Series,
   3,513,794 shares at net asset
   value of $11.02 per share
   (cost $39,801,809)                          --                  --                 --          38,722,007                  --

Investments in Templeton
 Variable Products Series Fund:
   Developing Markets Series,
   878,001 shares at net asset value
   of $5.12 per share
   (cost $6,309,181)                           --                  --                 --                  --           4,495,366
                                       ----------          ----------         ----------          ----------           ---------
     Total assets                      71,445,469          13,239,325         81,725,702          38,722,007           4,495,366
                                       ----------          ----------         ----------          ----------           ---------
Liabilities

Accrued adverse mortality and
   expense charges                         24,302               4,502             27,542              13,135               1,530
Other accrued expenses                      2,916                 540              3,305               1,576                 184
                                       ----------          ----------         ----------          ----------           ---------
     Total liabilities                     27,218               5,042             30,847              14,711               1,714
                                       ----------          ----------         ----------          ----------           ---------
     Net assets                       $71,418,251         $13,234,283        $81,694,855         $38,707,296          $4,493,652
                                       ==========          ==========         ==========          ==========           =========
Contract owners' equity:

Contracts in accumulation period       71,389,663          13,232,093         81,655,398          38,690,570           4,493,652
Contracts in annuity payment period
   (note 2)                                28,588               2,190             39,457              16,726                  --
                                       ----------          ----------         ----------          ----------          ----------
     Total contract owners' equity     71,418,251          13,234,283         81,694,855          38,707,296           4,493,652
                                       ==========          ==========         ==========          ==========          ==========
     Total units outstanding
       (note 5 and note 6)              4,955,996           1,101,162          5,094,236           3,561,305             868,801
                                       ==========          ==========         ==========          ==========           =========
     Net asset value per unit              $14.41              $12.02             $16.04              $10.87               $5.17
                                       ==========          ==========         ==========          ==========           =========

See accompanying notes to financial statements.

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                             Statements of Operations
                                                 December 31, 1998

                                        Capital
                                     Appreciation         Growth and                                                    Money
                                         Stock           Income Stock         Balanced               Bond               Market
Investment income (loss):             Subaccount          Subaccount         Subaccount           Subaccount         Subaccount
  Dividend income                     $   534,022          $4,267,631         $7,830,324          $2,871,080            $977,926
  Adverse mortality and expense
   charges (note 3)                    (2,103,928)         (4,461,725)        (2,977,460)           (550,939)           (244,695)
  Administrative charges                 (252,471)           (535,407)          (357,295)            (66,113)            (29,363)
                                       ----------          ----------         ----------           ---------           ---------
  Net investment income (loss)         (1,822,377)           (729,501)         4,495,569           2,254,028             703,868
                                       ----------          ----------         ----------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions           4,782,640          15,760,094             11,953              39,826                  --
   Proceeds from sale of securities     2,472,043           4,446,207          2,611,234             835,255          29,235,141
   Cost of securities sold             (1,848,605)         (3,459,730)        (2,321,801)           (817,103)        (29,235,141)
                                       ----------          ----------         ----------           ---------           ---------
   Net realized gain (loss) on
    security transactions               5,406,078          16,746,571            301,386              57,978                  --
  Net change in unrealized
    appreciation or depreciation on
    investments                        26,215,883          36,859,343         22,339,305            (318,903)                 --
                                       ----------          ----------         ----------           ---------           ---------
   Net gain (loss) on investments      31,621,961          53,605,914         22,640,691            (260,925)                 --
                                       ----------          ----------         ----------           ---------           ---------
Net increase (decrease) in net
   assets resulting from operations   $29,799,584         $52,876,413        $27,136,260          $1,993,103            $703,868
                                       ==========          ==========         ==========           =========           =========


                                     International           World             Emerging             High             Developing
                                         Stock            Governments           Growth             Income              Markets
Investment income (loss):              Subaccount          Subaccount          Subaccount         Subaccount         Subaccount

  Dividend income                      $1,115,930            $166,263           $494,173            $895,494             $80,388
  Adverse mortality and expense
   charges (note 3)                      (802,274)           (166,662)          (763,113)           (332,919)            (46,606)
  Administrative charges                  (96,273)            (19,999)           (91,574)            (39,950)             (5,593)
                                        ---------            --------         ----------            --------            --------
  Net investment income (loss)            217,383             (20,398)          (360,514)            522,625              28,189
                                        ---------            --------         ----------            --------            --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions                  --                  --                 --                  --                  --
   Proceeds from sale of securities     1,939,904           2,644,181          1,117,896             518,681             426,874
   Cost of securities sold             (1,760,537)         (2,618,073)          (916,201)           (551,048)           (681,083)
                                        ---------            --------         ----------            --------            --------
   Net realized gain (loss) on
   security transactions                  179,367              26,108            201,695             (32,367)           (254,209)
  Net change in unrealized
   appreciation or depreciation on
   investments                          7,712,376             812,043         17,967,979          (1,183,574)           (665,933)
                                        ---------            --------         ----------            --------            --------
   Net gain (loss) on investments       7,891,743             838,151         18,169,674          (1,215,941)           (920,142)
                                        ---------            --------         ----------            --------            --------
Net increase (decrease) in net
   assets resulting from operations    $8,109,126            $817,753        $17,809,160           ($693,316)          ($891,953)
                                        =========            ========         ==========            ========            ========

See accompanying notes to financial statements.

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                        Statements of Changes in Net Assets
                                      Years Ended December 31, 1998 and 1997

                                       CAPITAL APPRECIATION STOCK SUBACCOUNT                 GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                  1998                  1997                          1998                  1997
  Net investment income (loss)           ($1,822,377)            ($811,200)                     ($729,501)              $15,195
  Net realized gain (loss) on
   security transactions                   5,406,078             1,882,280                     16,746,571             4,861,709
  Net change in unrealized appreciation
   or depreciation on investments         26,215,883            24,598,979                     36,859,343            46,546,353
                                         -----------           -----------                    -----------           -----------
   Change in net assets from operations   29,799,584            25,670,059                     52,876,413            51,423,257
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):

  Proceeds from sales of units           144,718,325           107,669,256                    259,442,954           197,965,607
  Cost of units repurchased             (104,156,130)          (67,800,969)                  (164,894,635)          (98,094,296)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                934                    --                         21,919                    --
  Annuity benefit payments                      (865)                 (168)                       (15,863)               (7,512)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital

    unit transactions                     40,562,264            39,868,119                     94,554,375            99,863,799
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets         70,361,848            65,538,178                    147,430,788           151,287,056
Net assets:
  Beginning of period                    134,979,893            69,441,715                    282,474,419           131,187,363
                                         -----------           -----------                    -----------           -----------
  End of period                         $205,341,741          $134,979,893                   $429,905,207          $282,474,419
                                         ===========           ===========                    ===========           ===========


                                                 BALANCED SUBACCOUNT                                     BOND SUBACCOUNT

Operations:                                    1998                  1997                          1998                  1997
  Net investment income (loss)            $4,495,569            $3,624,989                     $2,254,028            $1,087,785
  Net realized gain (loss) on
   security transactions                     301,386             2,410,519                         57,978                19,072
  Net change in unrealized appreciation
   or depreciation on investments         22,339,305            14,073,060                       (318,903)              524,467
                                         -----------           -----------                     ----------            ----------
   Change in net assets from operations   27,136,260            20,108,568                      1,993,103             1,631,324
                                         -----------           -----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units            201,714,553           134,826,300                     54,431,468            31,709,344
  Cost of units repurchased             (116,470,212)          (71,445,220)                   (31,471,803)          (19,493,816)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                              4,797                    --                             --                    --
  Annuity benefit payments                    (5,344)               (1,535)                            --                    --
                                         -----------           -----------                     ----------            ----------
   Change in net assets from capital

    unit transactions                     85,243,794            63,379,545                     22,959,665            12,215,528
                                         -----------           -----------                     ----------            ----------
Increase (decrease) in net assets        112,380,054            83,488,113                     24,952,768            13,846,852
Net assets:
  Beginning of period                    184,897,565           101,409,452                     33,274,128            19,427,276
                                         -----------           -----------                     ----------            ----------
  End of period                         $297,277,619          $184,897,565                    $58,226,896           $33,274,128
                                         ===========           ===========                     ==========            ==========

See accompanying notes to financial statements.

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                        Statements of Changes in Net Assets
                                      Years Ended December 31, 1998 and 1997

                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1998                  1997                          1998                  1997
  Net investment income (loss)              $703,868              $749,001                       $217,383              $575,230
  Net realized gain (loss) on
   security transactions                          --                    --                        179,367                38,683
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      7,712,376              (469,465)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from operations      703,868               749,001                      8,109,126               144,448
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            94,301,939            92,196,341                     69,558,237            64,648,440
  Cost of units repurchased              (85,815,933)          (91,675,721)                   (61,390,267)          (42,924,106)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                 --                    --                            362                    --
  Annuity benefit payments                      (376)                   --                           (481)                   --
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      8,485,630               520,620                      8,167,851            21,724,334
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        9,189,498             1,269,621                     16,276,977            21,868,782
Net assets:
  Beginning of period                     17,551,768            16,282,147                     55,141,274            33,272,492
                                          ----------            ----------                     ----------            ----------
  End of period                          $26,741,266           $17,551,768                    $71,418,251           $55,141,274
                                          ==========            ==========                     ==========            ==========


                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT

Operations:                                    1998                  1997                          1998                  1997
  Net investment income (loss)              ($20,398)             $124,518                      ($360,514)            $(441,903)
  Net realized gain (loss) on
   security transactions                      26,108               (14,843)                       201,695                22,348
  Net change in unrealized appreciation
   or depreciation on investments            812,043              (395,717)                    17,967,979             5,960,197
                                          ----------            ----------                     ----------            ----------
   Change in net assets from operations      817,753              (286,042)                    17,809,160             5,540,642
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             12,632,836            15,607,791                     66,116,408            50,764,584
  Cost of units repurchased              (14,130,975)          (13,378,076)                   (47,709,272)          (27,459,730)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                160                    --                          1,367                    --
  Annuity benefit payments                       (31)                   --                           (854)                 (187)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     (1,498,010)            2,229,715                     18,407,649            23,304,667
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets           (680,257)            1,943,673                     36,216,809            28,845,309
Net assets:
  Beginning of period                     13,914,540            11,970,867                     45,478,046            16,632,737
                                          ----------            ----------                     ----------            ----------
  End of period                          $13,234,283           $13,914,540                    $81,694,855           $45,478,046
                                          ==========            ==========                     ==========            ==========

See accompanying notes to financial statements.

                                     CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                        Statements of Changes in Net Assets
                                      Years Ended December 31, 1998 and 1997

                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT
Operations:                                    1998                  1997*                         1998                  1997*
  Net investment income (loss)              $522,625              $342,331                        $28,189              $(18,284)
  Net realized gain (loss) on
   security transactions                     (32,367)                   52                       (254,209)              (20,944)
  Net change in unrealized appreciation
   or depreciation on investments         (1,183,574)              103,771                       (665,933)           (1,147,882)
                                          ----------             ---------                      ---------             ---------
   Change in net assets from operations     (693,316)              446,154                       (891,953)           (1,187,110)
                                          ----------             ---------                      ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            40,076,476            14,947,080                      4,921,625             4,966,376
  Cost of units repurchased              (14,247,012)           (1,822,151)                    (2,583,701)             (731,585)
  Actuarial adjustments for mortality
   experience on annuities in
   payment period                                596                    --                             --                    --
  Annuity benefit payments                      (532)                   --                             --                    --
                                          ----------             ---------                      ---------             ---------
   Change in net assets from capital
    unit transactions                     25,829,528            13,124,929                      2,337,924             4,234,791
                                          ----------             ---------                      ---------             ---------
  Increase (decrease) in net assets       25,136,213            13,571,083                      1,445,971             3,047,681
Net assets:
  Beginning of period                     13,571,083                    --                      3,047,681                    --
                                          ----------             ---------                      ---------             ---------
  End of period                          $38,707,296           $13,571,083                     $4,493,652            $3,047,681
                                          ==========             =========                      =========             =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1997 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has five funds available as investment options under the Contracts, The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. (the Manager) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Organization Costs

     The Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 1998, was as follows:

     Capital Appreciation Stock Fund............................   $46,045,816
     Growth and Income Stock Fund...............................   114,141,120
     Balanced Fund..............................................    92,439,912
     Bond Fund..................................................    26,104,564
     Money Market Fund..........................................    38,431,318
     International Stock Portfolio..............................    10,341,816
     World Governments Series...................................     1,128,138
     Emerging Growth............................................    19,187,355
     High Income Fund...........................................    26,882,971
     Developing Markets Fund....................................     2,794,122
                                                                   -----------
                                                                  $377,497,132
                                                                   ===========

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 1998 and 1997, were as follows:

                                                         Capital
                                                      Appreciation     Growth and                                        Money
                                                          Stock       Income Stock       Balanced         Bond          Market
                                                       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount

     Units for contracts in accumulation period:
     Units outstanding at December 31, 1996            4,495,720        8,541,383       7,783,833      1,686,539       1,492,704
     Units sold                                        6,013,456       11,114,621       9,579,893      2,687,144       8,313,505
     Units repurchased                                (3,776,703)      (5,479,461)     (5,056,104)    (1,647,913)     (8,254,380)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1997            6,732,473       14,176,543      12,307,622      2,725,770       1,551,829
     Units sold                                        6,677,476       12,089,141      12,798,228      4,340,906       8,182,107
     Units repurchased                                (4,825,290)      (7,720,616)     (7,416,771)    (2,512,411)     (7,453,252)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1998            8,584,659       18,545,068      17,689,079      4,554,265       2,280,684
                                                       =========        =========       =========      =========       =========

     Units for annuitized contracts:

     Units outstanding at December 31, 1996                   --               --              --             --              --
     Units sold                                              257            9,730           3,497             --              --
     Units repurchased                                        (9)            (391)           (103)            --              --
     Units outstanding at December 31, 1997                  248            9,339           3,394             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Units sold                                            1,575            2,286           2,810             --              88
     Units repurchased                                       (40)            (736)           (340)            --             (33)
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1998                1,783           10,889           5,864             --              55
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding December 31, 1998         8,586,442       18,555,957      17,694,943      4,554,265       2,280,739
                                                       =========        =========       =========      =========       =========

                                                      International       World          Emerging         High        Developing
                                                          Stock        Governments        Growth         Income         Markets
                                                       Subaccount      Subaccount       Subaccount     Subaccount*    Subaccount*

     Accumulation units outstanding at
          December 31, 1996                            2,683,277        1,033,483       1,650,627             --              --
     Accumulation units sold                           5,006,978        1,384,847       4,521,335      1,403,639         547,590
     Accumulation units repurchased                   (3,316,780)      (1,186,204)     (2,419,917)      (168,771)        (88,863)
                                                       ---------        ---------       ---------      ---------         -------
     Accumulation units outstanding at
          December 31, 1997                            4,373,475        1,232,126       3,752,045      1,234,868         458,727
     Accumulation units sold                           5,085,363        1,096,047       4,843,927      3,628,184         896,126
     Accumulation units repurchased                   (4,503,868)      (1,227,198)     (3,503,276)    (1,303,313)       (486,052)
                                                       ---------        ---------       ---------      ---------         -------
     Accumulation units outstanding at
          December 31, 1998                            4,954,970        1,100,975       5,092,696      3,559,739         868,801
                                                       =========        =========       =========      =========         =======
     Units for annuitized contracts:

     Units outstanding at December 31, 1996                   --               --              --             --              --
     Units sold                                               --               --           1,507             --              --
     Units repurchased                                        --               --             (16)            --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1997                   --               --           1,491             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Units sold                                            1,061              190             110          1,614              --
     Units repurchased                                       (35)              (3)            (61)           (48)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Units outstanding at December 31, 1998                1,026              187           1,540          1,566              --
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding December 31, 1998         4,955,996        1,101,162       5,094,236      3,561,305         868,801
                                                       =========        =========       =========      =========       =========

*The data is for period beginning May 1, 1997 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                          Capital Appreciation      Growth and Income           Balanced                   Bond
                                            Stock Subaccount        Stock Subaccount           Subaccount               Subaccount

     Accumulation unit value:                1998       1997         1998       1997         1998       1997         1998       1997
       Beginning of period                 $20.05     $15.45       $19.91     $15.36       $15.02     $13.03       $12.21     $11.52

       End of period                        23.91      20.05        23.17      19.91        16.80      15.02        12.79      12.21

     Percentage increase in
       unit value during  period           19.25%     29.77%       16.37%     29.62%       11.85%     15.27%        4.75%      5.99%

     Number of units outstanding
       at end of period                 8,586,442  6,732,473   18,555,957 14,176,543   17,694,943 12,307,622    4,554,265  2,725,770


                                             Money Market            International         World Governments         Emerging Growth
                                              Subaccount           Stock Subaccount           Subaccount               Subaccount

     Accumulation unit value:                1998       1997         1998       1997         1998       1997         1998       1997

       Beginning of period                 $11.31     $10.91       $12.61     $12.40       $11.29     $11.58       $12.12     $10.08

       End of period                        11.72      11.31        14.41      12.61        12.02      11.29        16.04      12.12

     Percentage increase in
       unit value during  period            3.63%      3.67%       14.27%      1.69%        6.47%    (2.50%)       32.34%     20.24%

     Number of units outstanding
       at end of period                 2,280,739  1,551,829    4,955,996  4,373,475    1,101,162  1,232,126    5,094,236  3,752,045

                                               High Income         Developing Markets
                                               Subaccount           Stock Subaccount

     Accumulation unit value:                1998       1997*        1998       1997*

       Beginning of period                 $10.99     $10.00        $6.64     $10.00

       End of period                        10.87      10.99         5.17       6.64

     Percentage increase in
       unit value during  period          (1.09%)       9.9%     (22.14%)    (33.6%)

     Number of units outstanding
       at end of period                 3,561,305  1,234,868      868,801    458,727

     For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1998, was 3.2% and the "effective yield" for that period was 3.4%.

     *1997 data is for the eight-month period ended December 31, 1997.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

                          Independent Auditors' Report

The Board of Directors

CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life
     Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1998; the related statements of operations for the year then ended; changes in net assets and the condensed financial information for each of the years in the two-year (one year and eight months for the High Income Subaccount and the Developing Markets Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust, T. Rowe Price, OppenheimerFunds, Inc., and Templeton Asset Management Ltd. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1998, the results of their operations for the year then ended; changes in their net assets and the condensed financial information for each of the years in the two-year (one year and eight months for the High Income Subaccount and the Developing Markets Subaccount) period then ended in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Des Moines, Iowa
February 5, 1999